Cash and Bank Balances	12 Months Ended
Jun. 30, 2026
Cash and Bank Balances [Abstract]
Cash and bank balances
8.	Cash and bank balances

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Cash and bank balances	14,816,854	5,575,135	1,365,785
Fixed deposits	8,906,833	13,138,008	3,218,522
	23,723,687	18,713,143	4,584,307

Fixed deposits amounted to RM 343,464 (2025: RM 336,316) are pledged to a Malaysian financial institution as security for bank guarantee granted to the Company. The fixed deposits bear interest at 2.10% - 2.55% (2025: 2.55%) per annum and for tenor of 365 (2025: 365) days. The fixed deposits are due for renewal in May 2027.

Fixed deposits amounted to RM 12,794,544 (2025: RM8,570,517) are placed with a Hong Kong financial institution, bearing interest at 3.55% to 4.10% per annum (2025: 4.00%) and for tenor of 1 months to 3 months (2025: 6 months). The fixed deposit is due for renewal in July 2026.

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Cash and bank balances	23,723,687	18,713,143	4,584,307
Less: Long-term fixed deposits pledged	(8,906,833)	(343,464)	(84,141)
Cash and cash equivalents per consolidated statements of cash flows	14,816,854	18,369,679	4,500,166

The currency profiles of the Company’s cash and bank balances as at the end of each reporting period are as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Malaysian Ringgit	720,016	1,023,803	250,809
United States Dollar	22,387,986	16,822,624	4,121,172
Euro	505,794	439,054	107,559
Thai Baht	10,060	101,039	24,752
Renminbi	27,511	51,081	12,514
Hong Kong Dollar	72,320	275,542	67,501
	23,723,687	18,713,143	4,584,307